Results of Midatech Pharma (Espana) SL (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Grant revenue			£ 163
Research and development costs	(5,111)	(4,654)	(6,068)
Administrative costs	(4,542)	(2,946)	(4,958)
Loss from operations	(8,932)	(6,998)	(23,040)
Finance expense	(53)	(44)	(431)
Loss before tax	(8,488)	(6,106)	(23,470)
Taxation	832	646	1,281
Loss from operations after tax	£ (7,656)	£ (5,460)	(22,189)
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Grant revenue			163
Total revenue			163
Research and development costs			(2,820)
Administrative costs			1,146
Loss from operations			(3,803)
Finance expense			11
Loss before tax			(3,814)
Taxation			(21)
Loss from operations after tax			£ (3,835)